GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 337,450	Adient LLC(b) 3.71%, 04/10/2028 1-mo. LIBOR + 3.26%	$ 331,826
1,200,000	American Airlines Inc(b) 5.50%, 04/20/2028 1-mo. LIBOR + 5.05%	1,213,715
1,814,734	Arches Buyer Inc(b) 3.75%, 12/06/2027 1-mo. LIBOR + 3.30%	1,782,125
	Asurion LLC(b)
406,917	3.71%,07/31/2027 1-mo. LIBOR + 3.26%	401,322
720,000	5.71%,01/20/2029 1-mo. LIBOR + 5.26%	703,440
944,019	Boxer Parent Co Inc(b) 4.76%, 10/02/2025 3-mo. LIBOR + 3.79%	937,368
2,244,605	Brand Industrial Services Inc(b) 5.25%, 06/21/2024 1-mo. LIBOR + 4.80%	2,138,611
1,452,811	BWay Holding Co(b) 3.48%, 04/03/2024 1-mo. LIBOR + 3.03%	1,430,565
763,088	Cengage Learning Inc(b) 5.75%, 07/14/2026 1-mo. LIBOR + 5.30%	756,530
1,245,562	ChampionX Holding Inc(b) 6.00%, 06/03/2027 1-mo. LIBOR + 5.55%	1,247,639
995,273	Clarios Global LP(b) 3.46%, 04/30/2026 1-mo. LIBOR + 3.01%	971,946
1,295,395	Clear Channel Outdoor Holdings Inc(b) 3.63%, 08/21/2026 1-mo. LIBOR + 3.18%	1,272,240
1,093,959	CP Atlas Buyer Inc(b) 4.25%, 11/23/2027 1-mo. LIBOR + 3.80%	1,062,166
564,402	CPG International LLC(b) 3.25%, 05/06/2024 3-mo. LIBOR + 2.29%	558,899
961,222	CQP Holdco LP(b) 4.20%, 06/05/2028 1-mo. LIBOR + 3.75%	954,614
294,263	Diamond BC BV(b) 3.25%, 09/29/2028 1-mo. LIBOR + 2.80%	287,826
878,600	DIRECTV Financing LLC(b) 5.75%, 08/02/2027 1-mo. LIBOR + 5.30%	876,586
1,006,640	Epicor Software Corp(b)(c) 4.00%, 07/30/2027 1-mo. LIBOR + 3.55%	997,604
139,650	Filtration Group Corp(b) 3.95%, 10/21/2028 1-mo. LIBOR + 3.49%	137,939
267,955	Garda World Security Corp(b) 4.71%, 10/30/2026 1-mo. LIBOR + 4.26%	265,053
306,753	GFL Environmental Inc(b) 3.50%, 05/30/2025 1-mo. LIBOR + 3.05%	305,164
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$1,647,433	Global Medical Response Inc(b) 5.25%, 10/02/2025 1-mo. LIBOR + 4.80%	$ 1,634,563
683,632	Granite Holdings Corp(b) 4.45%, 09/30/2026 1-mo. LIBOR + 4.00%	676,227
312,101	Greeneden Holdings II LLC(b) 4.98%, 12/01/2027 1-mo. LIBOR + 4.53%	311,386
477,525	Herens Holdco SARL(b) 4.75%, 07/03/2028 3-mo. LIBOR + 3.79%	465,587
	HUB International Ltd(b)
139,103	4.00%,04/25/2025 1-mo. LIBOR + 3.55%	138,060
216,167	4.46%,04/25/2025 1-mo. LIBOR + 4.00%	213,464
	iHeartCommunications Inc(b)
146,371	3.46%,05/01/2026 1-mo. LIBOR + 3.01%	145,426
1,295,190	4.45%,05/01/2026 1-mo. LIBOR + 4.00%	1,285,476
138,600	IRB Holding Corp(b) 3.71%, 11/19/2027 1-mo. LIBOR + 3.26%	136,781
491,288	Jazz Financing SARL(b) 4.00%, 05/05/2028 1-mo. LIBOR + 3.55%	489,172
953,013	Klockner Pentaplast of America Inc(b) 5.55%, 02/12/2026 1-mo. LIBOR + 5.10%	857,711
922,678	LBM Acquisition LLC(b) 4.30%, 12/17/2027 1-mo. LIBOR + 3.85%	899,899
997,139	MajorDrive Holdings IV LLC(b) 4.56%, 06/01/2028 3-mo. LIBOR + 3.60%	980,312
985,000	Olympus Water Holding Corp(b) 4.81%, 11/09/2028 3-mo. LIBOR + 3.85%	957,913
501,213	One Call Corp(b) 6.25%, 04/22/2027 1-mo. LIBOR + 5.80%	463,622
846,061	Ortho-Clinical Diagnostics Inc(b) 3.23%, 06/30/2025 1-mo. LIBOR + 2.78%	842,228
215,033	Ply Gem Midco Inc(b) 4.20%, 04/12/2025 1-mo. LIBOR + 3.75%	207,776
532,325	Polaris Newco LLC(b) 4.50%, 06/02/2028 1-mo. LIBOR + 4.05%	527,933
450,760	Quorum Health Corp(b) 8.75%, 04/29/2025 1-mo. LIBOR + 8.30%	408,689
251,242	Robertshaw US Holding Corp(b) 4.50%, 02/28/2025 1-mo. LIBOR + 4.05%	226,118

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$1,927,435	Rocket Software Inc(b) 4.75%, 11/28/2025 1-mo. LIBOR + 4.30%	$ 1,898,524
664,739	Starfruit Finco BV(b) 3.21%, 10/01/2025 3-mo. LIBOR + 2.25%	652,552
2,448,523	Terrier Media Buyer Inc(b) 3.96%, 12/17/2026 1-mo. LIBOR + 3.51%	2,409,173
2,569,727	Titan Acquisition Ltd(b) 4.00%, 03/28/2025 3-mo. LIBOR + 3.04%	2,511,908
118,500	TMS International Corp(b) 3.75%, 08/14/2024 1-mo. LIBOR + 3.30%	117,315
2,034,900	Trans Union LLC(b) 4.95%, 12/15/2028 1-mo. LIBOR + 4.50%	2,012,007
404,893	UKG Inc(b) 3.75%, 05/04/2026 1-mo. LIBOR + 3.30%	401,856
1,249,472	United AirLines Inc(b) 4.50%, 04/21/2028 1-mo. LIBOR + 4.05%	1,232,738
1,144,387	Vertical Midco GmbH(b)(c) 4.00%, 07/30/2027 1-mo. LIBOR + 3.55%	1,132,371
495,157	Vertiv Group Corp(b) 2.99%, 03/02/2027 1-mo. LIBOR + 2.54%	481,024
626,262	Werner Finco LP(b) 5.00%, 07/24/2024 3-mo. LIBOR + 4.04%	619,477
316,000	White Cap Buyer LLC(b) 4.25%, 10/19/2027 1-mo. LIBOR + 3.80%	311,951
TOTAL BANK LOANS — 7.55% (Cost $44,844,265)		$44,282,417
CORPORATE BONDS AND NOTES
Basic Materials — 4.58%
1,520,000	ArcelorMittal SA 7.00%, 10/15/2039	1,784,100
1,135,000	Axalta Coating Systems LLC(d) 3.38%, 02/15/2029	997,892
504,000	Big River Steel LLC / BRS Finance Corp(d) 6.63%, 01/31/2029	528,807
	CF Industries Inc
1,615,000	4.95%, 06/01/2043	1,736,933
200,000	5.38%, 03/15/2044	224,882
275,000	Coeur Mining Inc(d)(e) 5.13%, 02/15/2029	238,755
	Compass Minerals International Inc(d)
235,000	4.88%, 07/15/2024	232,356
1,575,000	6.75%, 12/01/2027	1,594,845
1,080,000	First Quantum Minerals Ltd(d) 6.88%, 03/01/2026	1,110,078
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	Freeport-McMoRan Inc
$ 445,000	4.38%, 08/01/2028	$ 447,060
1,165,000	4.63%, 08/01/2030(e)	1,191,213
1,550,000	5.45%, 03/15/2043	1,735,752
1,640,000	Herens Holdco SARL(d) 4.75%, 05/15/2028	1,470,637
1,005,000	Ingevity Corp(d) 3.88%, 11/01/2028	908,349
990,000	Mercer International Inc 5.13%, 02/01/2029	955,350
	Novelis Corp(d)
100,000	3.25%, 11/15/2026	95,528
740,000	4.75%, 01/30/2030	718,440
1,180,000	3.88%, 08/15/2031	1,079,299
215,000	Nufarm Australia Ltd / Nufarm Americas Inc(d) 5.00%, 01/27/2030	211,809
922,538	Olympus Water US Holding Corp(d) 4.25%, 10/01/2028	837,835
1,930,000	SCIH Salt Holdings Inc(d) 4.88%, 05/01/2028	1,819,025
565,000	SCIL IV LLC / SCIL USA Holdings LLC(d) 5.38%, 11/01/2026	519,800
1,580,000	Sylvamo Corp(d)(e) 7.00%, 09/01/2029	1,550,375
870,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(d) 5.13%, 04/01/2029	802,775
1,840,000	Tronox Inc(d) 4.63%, 03/15/2029	1,722,700
	WR Grace Holdings LLC(d)
465,000	5.63%, 10/01/2024	471,138
1,460,000	4.88%, 06/15/2027	1,428,537
500,000	5.63%, 08/15/2029	467,550
		26,881,820
Communications — 11.44%
250,000	Altice Financing SA(d) 5.00%, 01/15/2028	224,088
	Altice SA(d)
480,000	10.50%, 05/15/2027	502,322
665,000	5.50%, 01/15/2028	616,256
560,000	5.13%, 07/15/2029	501,900
2,140,000	5.50%, 10/15/2029	1,920,179
1,045,000	Arches Buyer Inc(d) 4.25%, 06/01/2028	974,839
	Audacy Capital Corp(d)
205,000	6.50%, 05/01/2027(e)	192,343
1,420,000	6.75%, 03/31/2029	1,325,925
1,675,000	Beasley Mezzanine Holdings LLC(d) 8.63%, 02/01/2026	1,591,250
	CCO Holdings LLC / CCO Holdings Capital Corp
191,000	5.50%, 05/01/2026(d)	193,682
455,000	5.00%, 02/01/2028(d)	450,223

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$3,375,000	5.38%, 06/01/2029(d)	$ 3,375,000
2,675,000	4.75%, 03/01/2030(d)	2,568,642
185,000	4.50%, 08/15/2030(d)	173,584
590,000	4.25%, 02/01/2031(d)	535,425
265,000	4.50%, 05/01/2032	242,396
2,075,000	Clear Channel Worldwide Holdings Inc(d) 5.13%, 08/15/2027	2,052,569
180,000	CommScope Inc(d) 6.00%, 03/01/2026	182,086
135,000	CommScope Technologies LLC(d) 6.00%, 06/15/2025	127,860
	CSC Holdings LLC
1,090,000	5.25%, 06/01/2024	1,091,379
1,640,000	5.38%, 02/01/2028(d)	1,591,718
545,000	Diamond Sports Group LLC / Diamond Sports Finance Co(d) 5.38%, 08/15/2026	211,188
625,000	Directv Financing LLC / Directv Financing Co-Obligor Inc(d) 5.88%, 08/15/2027	614,844
	DISH DBS Corp
310,000	5.88%, 11/15/2024	309,225
1,905,000	7.75%, 07/01/2026	1,892,617
460,000	5.25%, 12/01/2026(d)	438,150
810,000	5.75%, 12/01/2028(d)	766,463
855,000	5.13%, 06/01/2029	728,109
1,750,000	Embarq Corp 8.00%, 06/01/2036	1,685,915
2,290,000	Frontier Communications Holdings LLC(d) 5.88%, 10/15/2027	2,274,657
2,490,000	Gray Escrow II Inc(d) 5.38%, 11/15/2031	2,380,975
	iHeartCommunications Inc
252	8.38%, 05/01/2027	261
1,720,000	5.25%, 08/15/2027(d)	1,700,650
	Level 3 Financing Inc
580,000	5.25%, 03/15/2026	580,934
280,000	4.63%, 09/15/2027(d)	263,572
1,085,000	4.25%, 07/01/2028(d)	996,038
	Match Group Holdings II LLC(d)
1,187,000	5.00%, 12/15/2027	1,181,231
910,000	4.63%, 06/01/2028	881,563
160,000	4.13%, 08/01/2030	149,931
290,000	3.63%, 10/01/2031	259,386
2,395,000	McGraw-Hill Education Inc(d) 5.75%, 08/01/2028	2,284,279
325,000	Millennium Escrow Corp(d) 6.63%, 08/01/2026	308,568
	Netflix Inc
45,000	5.88%, 02/15/2025	47,984
385,000	4.88%, 04/15/2028	403,771
1,585,000	5.88%, 11/15/2028	1,747,145
635,000	4.88%, 06/15/2030(d)	677,355
	News Corp(d)
740,000	3.88%, 05/15/2029	699,300
120,000	5.13%, 02/15/2032	120,638
Principal Amount(a)		Fair Value
Communications — (continued)
$1,745,000	Scripps Escrow II Inc(d) 3.88%, 01/15/2029	$ 1,621,541
620,000	Sinclair Television Group Inc(d) 4.13%, 12/01/2030	552,835
	Sirius XM Radio Inc(d)
1,970,000	4.00%, 07/15/2028	1,871,500
315,000	4.13%, 07/01/2030	294,894
1,810,000	3.88%, 09/01/2031	1,647,100
1,355,000	Spanish Broadcasting System Inc(d) 9.75%, 03/01/2026	1,361,775
1,785,000	Sprint Capital Corp 6.88%, 11/15/2028	2,068,262
	Sprint Corp
845,000	7.88%, 09/15/2023	897,812
1,260,000	7.63%, 03/01/2026	1,422,301
	T-Mobile USA Inc
40,000	5.38%, 04/15/2027	41,071
385,000	4.75%, 02/01/2028	391,314
195,000	2.63%, 02/15/2029	177,982
165,000	3.88%, 04/15/2030	165,633
2,795,000	2.88%, 02/15/2031	2,518,099
1,250,000	Townsquare Media Inc(d) 6.88%, 02/01/2026	1,287,312
985,000	TripAdvisor Inc(d) 7.00%, 07/15/2025	1,017,456
	Univision Communications Inc(d)
215,000	9.50%, 05/01/2025	225,750
990,000	6.63%, 06/01/2027	1,037,025
1,230,000	4.50%, 05/01/2029	1,170,819
1,310,000	Urban One Inc(d) 7.38%, 02/01/2028	1,314,912
200,000	Virgin Media Finance PLC(d) 5.00%, 07/15/2030	188,899
905,000	VZ Secured Financing BV(d) 5.00%, 01/15/2032	846,175
940,000	Ziggo Bond Co BV(d) 6.00%, 01/15/2027	945,875
		67,104,757
Consumer, Cyclical — 10.66%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(d)
330,000	3.88%, 01/15/2028	312,687
260,000	4.38%, 01/15/2028	249,600
2,150,000	4.00%, 10/15/2030	1,939,375
200,000	Adient Global Holdings Ltd(d)(e) 4.88%, 08/15/2026	190,342
	Allison Transmission Inc(d)
720,000	4.75%, 10/01/2027	708,300
1,125,000	3.75%, 01/30/2031	1,020,544
	American Airlines Inc / AAdvantage Loyalty IP Ltd(d)
405,000	5.50%, 04/20/2026	408,037
405,000	5.75%, 04/20/2029	403,481
	American Builders & Contractors Supply Co Inc(d)
780,000	4.00%, 01/15/2028	749,338

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 835,000	3.88%, 11/15/2029	$ 778,637
	Asbury Automotive Group Inc(d)
180,000	4.63%, 11/15/2029	167,625
90,000	5.00%, 02/15/2032	83,659
	Bath & Body Works Inc
47,000	9.38%, 07/01/2025(d)	53,646
885,000	7.50%, 06/15/2029	958,628
900,000	6.63%, 10/01/2030(d)	945,000
910,000	6.75%, 07/01/2036	926,735
	Beacon Roofing Supply Inc(d)
225,000	4.50%, 11/15/2026(e)	223,481
740,000	4.13%, 05/15/2029	683,619
	Boyd Gaming Corp
400,000	4.75%, 12/01/2027(e)	398,000
1,540,000	4.75%, 06/15/2031(d)	1,484,175
	Brookfield Residential Properties Inc / Brookfield Residential US LLC(d)
610,000	6.25%, 09/15/2027	597,230
455,000	5.00%, 06/15/2029	413,145
2,015,000	Caesars Entertainment Inc(d) 6.25%, 07/01/2025	2,080,367
	Carnival Corp(d)
955,000	7.63%, 03/01/2026	961,236
965,000	5.75%, 03/01/2027	920,287
605,000	CDI Escrow Issuer Inc(d) 5.75%, 04/01/2030	611,050
	Cinemark USA Inc(d)
75,000	8.75%, 05/01/2025	78,469
1,040,000	5.88%, 03/15/2026(e)	1,008,800
485,000	5.25%, 07/15/2028(e)	452,932
571,000	Clarios Global LP(d) 6.75%, 05/15/2025	591,288
580,000	Delta Air Lines Inc / SkyMiles IP Ltd(d) 4.75%, 10/20/2028	584,441
150,000	Empire Communities Corp(d) 7.00%, 12/15/2025	148,200
950,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(d) 4.63%, 01/15/2029	900,125
1,070,000	Ford Motor Co(e) 7.45%, 07/16/2031	1,262,600
	Ford Motor Credit Co LLC
2,215,000	5.13%, 06/16/2025	2,259,300
270,000	4.27%, 01/09/2027	266,290
260,000	2.90%, 02/16/2028	234,975
2,080,000	5.11%, 05/03/2029	2,092,334
5,850,000	4.00%, 11/13/2030	5,508,945
760,000	Hanesbrands Inc(d) 4.63%, 05/15/2024	771,400
420,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp(e) 4.88%, 04/01/2027	422,833
200,000	IRB Holding Corp(d) 7.00%, 06/15/2025	208,000
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 115,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(d) 4.75%, 06/01/2027	$ 116,725
1,155,000	Kontoor Brands Inc(d) 4.13%, 11/15/2029	1,056,825
1,530,000	Levi Strauss & Co(d)(e) 3.50%, 03/01/2031	1,401,113
	Live Nation Entertainment Inc(d)
985,000	5.63%, 03/15/2026	1,003,469
1,030,000	6.50%, 05/15/2027	1,096,971
70,000	4.75%, 10/15/2027	68,250
	Macy's Retail Holdings LLC(d)
110,000	5.88%, 03/15/2030(e)	108,516
440,000	6.13%, 03/15/2032	434,500
	Mattamy Group Corp(d)
960,000	5.25%, 12/15/2027	947,606
695,000	4.63%, 03/01/2030	652,820
	Mattel Inc(d)
80,000	3.38%, 04/01/2026	78,327
385,000	5.88%, 12/15/2027	402,749
960,000	3.75%, 04/01/2029	923,731
400,000	NCL Corp Ltd(d) 5.88%, 02/15/2027	394,000
	Newell Brands Inc
220,000	4.88%, 06/01/2025	227,092
1,795,000	4.45%, 04/01/2026	1,806,219
1,245,000	Penn National Gaming Inc(d) 5.63%, 01/15/2027	1,233,583
545,000	PM General Purchaser LLC(d) 9.50%, 10/01/2028	535,533
775,000	PulteGroup Inc 7.88%, 06/15/2032	1,001,170
140,000	Raptor Acquisition Corp / Raptor Co-Issuer LLC(d) 4.88%, 11/01/2026	134,470
355,000	Royal Caribbean Cruises Ltd(d)(e) 5.50%, 08/31/2026	344,989
	Scotts Miracle-Gro Co
750,000	4.50%, 10/15/2029(e)	703,125
1,700,000	4.38%, 02/01/2032	1,505,512
385,000	Six Flags Entertainment Corp(d) 5.50%, 04/15/2027	384,519
965,000	Six Flags Theme Parks Inc(d) 7.00%, 07/01/2025	1,007,219
2,060,000	Staples Inc(d) 7.50%, 04/15/2026	2,000,476
	Station Casinos LLC(d)
365,000	4.50%, 02/15/2028	346,197
985,000	4.63%, 12/01/2031	900,979
460,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 5.88%, 05/15/2025	453,100
	United Airlines Inc(d)
170,000	4.38%, 04/15/2026	167,225
375,000	4.63%, 04/15/2029	356,606

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 490,000	Univar Solutions USA Inc(d) 5.13%, 12/01/2027	$ 489,532
705,000	Victoria's Secret & Co(d) 4.63%, 07/15/2029	635,039
1,110,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(d)(e) 5.25%, 05/15/2027	1,073,925
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(d)
115,000	7.75%, 04/15/2025	119,331
1,590,000	5.13%, 10/01/2029	1,496,587
	Yum! Brands Inc
1,385,000	4.75%, 01/15/2030(d)	1,358,166
195,000	3.63%, 03/15/2031	177,809
305,000	5.38%, 04/01/2032	305,689
		62,508,850
Consumer, Non-Cyclical — 12.04%
325,000	180 Medical Inc(d) 3.88%, 10/15/2029	307,125
1,880,000	ADT Security Corp(d) 4.13%, 08/01/2029	1,746,050
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(d)
390,000	7.50%, 03/15/2026	411,938
765,000	4.63%, 01/15/2027	739,537
2,240,000	4.88%, 02/15/2030	2,181,200
200,000	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL(d) 4.63%, 06/01/2028	186,940
	Bausch Health Cos Inc(d)
1,125,000	6.13%, 02/01/2027	1,132,132
3,275,000	4.88%, 06/01/2028	3,135,812
160,000	5.00%, 02/15/2029	124,641
1,335,000	6.25%, 02/15/2029	1,094,700
835,000	7.25%, 05/30/2029	712,197
1,545,000	Block Inc(d)(e) 3.50%, 06/01/2031	1,413,675
1,000,000	Carriage Services Inc(d) 4.25%, 05/15/2029	931,420
	Centene Corp
930,000	4.63%, 12/15/2029	937,524
2,565,000	3.00%, 10/15/2030	2,355,876
	Charles River Laboratories International Inc(d)
395,000	3.75%, 03/15/2029	372,554
1,180,000	4.00%, 03/15/2031	1,107,725
	CHS / Community Health Systems Inc(d)
210,000	8.00%, 03/15/2026	218,698
155,000	5.63%, 03/15/2027	157,857
2,415,000	6.00%, 01/15/2029	2,440,225
1,370,000	5.25%, 05/15/2030	1,314,912
1,245,000	Elanco Animal Health Inc 6.40%, 08/28/2028	1,335,287
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 575,000	Endo Luxembourg Finance Co I SARL / Endo US Inc(d) 6.13%, 04/01/2029	$ 524,688
1,200,000	Fresh Market Inc(d) 9.75%, 05/01/2023	1,176,990
500,000	Garda World Security Corp(d) 4.63%, 02/15/2027	479,225
	Gartner Inc(d)
1,140,000	3.63%, 06/15/2029	1,068,750
650,000	3.75%, 10/01/2030	610,188
195,000	Global Medical Response Inc(d) 6.50%, 10/01/2025	193,538
	HCA Inc
855,000	5.38%, 09/01/2026	897,750
630,000	5.63%, 09/01/2028	681,188
2,405,000	3.50%, 09/01/2030	2,323,383
910,000	Herc Holdings Inc(d) 5.50%, 07/15/2027	922,740
2,190,000	Jazz Securities Designated Activity Co(d) 4.38%, 01/15/2029	2,121,562
	Kraft Heinz Foods Co
1,108,000	3.00%, 06/01/2026	1,092,311
3,410,000	3.75%, 04/01/2030(e)	3,395,371
368,000	5.00%, 07/15/2035	392,299
	Lamb Weston Holdings Inc(d)
975,000	4.88%, 05/15/2028	975,000
975,000	4.13%, 01/31/2030	910,489
195,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d)(f)(g) 10.00%, 04/15/2025	184,275
	Mozart Debt Merger Sub Inc(d)
2,235,000	3.88%, 04/01/2029	2,067,375
620,000	5.25%, 10/01/2029(e)	576,395
1,825,000	NESCO Holdings II Inc(d) 5.50%, 04/15/2029	1,793,062
675,000	Nielsen Co SARL(d)(e) 5.00%, 02/01/2025	678,375
	Nielsen Finance LLC / Nielsen Finance Co(d)
715,000	5.63%, 10/01/2028	720,148
870,000	4.50%, 07/15/2029	867,825
255,000	Option Care Health Inc(d) 4.38%, 10/31/2029	239,063
	Organon & Co / Organon Foreign Debt Co-Issuer BV(d)
1,255,000	4.13%, 04/30/2028	1,195,645
200,000	5.13%, 04/30/2031	193,000
	Owens & Minor Inc(d)
480,000	4.50%, 03/31/2029(e)	458,400
340,000	6.63%, 04/01/2030	349,863
	Prime Security Services Borrower LLC / Prime Finance Inc(d)
200,000	3.38%, 08/31/2027	182,978
365,000	6.25%, 01/15/2028	357,187
1,355,000	Sabre Global Inc(d) 9.25%, 04/15/2025	1,502,200

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Service Corp International
$ 290,000	7.50%, 04/01/2027	$ 317,550
710,000	5.13%, 06/01/2029	722,489
145,000	3.38%, 08/15/2030	130,628
2,110,000	4.00%, 05/15/2031	1,962,996
935,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(d) 4.63%, 11/01/2026	909,288
	Spectrum Brands Inc(d)
965,000	5.00%, 10/01/2029	907,795
1,000,000	3.88%, 03/15/2031	882,200
	Tenet Healthcare Corp
149,000	4.63%, 07/15/2024	149,641
1,230,000	4.88%, 01/01/2026(d)	1,240,762
955,000	6.25%, 02/01/2027(d)	980,398
960,000	5.13%, 11/01/2027(d)	964,517
3,535,000	4.25%, 06/01/2029(d)	3,389,181
	Teva Pharmaceutical Finance Netherlands III BV
245,000	6.00%, 04/15/2024	251,125
430,000	7.13%, 01/31/2025	452,334
2,225,000	6.75%, 03/01/2028(e)	2,332,356
1,580,000	5.13%, 05/09/2029(e)	1,518,728
		70,601,276
Energy — 11.33%
345,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(d) 7.88%, 05/15/2026	373,331
	Antero Resources Corp(d)
1,059,000	8.38%, 07/15/2026	1,167,547
121,000	7.63%, 02/01/2029	130,793
	Apache Corp
1,045,000	4.38%, 10/15/2028	1,064,834
1,095,000	5.10%, 09/01/2040	1,103,212
	Buckeye Partners LP
560,000	3.95%, 12/01/2026	547,254
805,000	4.50%, 03/01/2028(d)	771,158
445,000	5.85%, 11/15/2043	379,336
1,715,000	Callon Petroleum Co(d) 9.00%, 04/01/2025	1,817,900
660,000	Cenovus Energy Inc 6.75%, 11/15/2039	814,903
2,575,000	Centennial Resource Production LLC(d)(e) 6.88%, 04/01/2027	2,588,132
148,000	ChampionX Corp 6.38%, 05/01/2026	150,960
	Cheniere Energy Partners LP
760,000	4.00%, 03/01/2031	736,736
60,000	3.25%, 01/31/2032(d)	54,557
	Comstock Resources Inc(d)
170,000	7.50%, 05/15/2025	172,550
1,020,000	6.75%, 03/01/2029	1,052,212
665,000	5.88%, 01/15/2030	655,225
	Continental Resources Inc
520,000	4.50%, 04/15/2023	526,240
Principal Amount(a)		Fair Value
Energy — (continued)
$1,110,000	4.38%, 01/15/2028	$ 1,125,318
475,000	5.75%, 01/15/2031(d)	519,555
1,530,000	2.88%, 04/01/2032(d)	1,364,377
980,000	4.90%, 06/01/2044	969,756
770,000	CrownRock LP / CrownRock Finance Inc(d) 5.00%, 05/01/2029	770,000
	DCP Midstream Operating LP
925,000	5.63%, 07/15/2027	969,752
440,000	5.13%, 05/15/2029	452,536
430,000	6.75%, 09/15/2037(d)	504,175
	Devon Energy Corp
390,000	7.88%, 09/30/2031	505,965
275,000	7.95%, 04/15/2032	356,877
755,000	5.60%, 07/15/2041	871,272
25,000	Diamondback Energy Inc 3.25%, 12/01/2026	24,963
1,465,000	Encino Acquisition Partners Holdings LLC(d) 8.50%, 05/01/2028	1,507,910
	Endeavor Energy Resources LP / EER Finance Inc(d)
235,000	6.63%, 07/15/2025	243,813
2,095,000	5.75%, 01/30/2028	2,165,706
1,605,000	Energy Transfer LP(h) 6.63%, Perpetual	1,436,475
1,605,000	EnLink Midstream LLC(d) 5.63%, 01/15/2028	1,637,100
	EQT Corp
40,000	5.00%, 01/15/2029	41,294
1,895,000	7.50%, 02/01/2030	2,195,831
	Hess Midstream Operations LP(d)
755,000	5.63%, 02/15/2026	774,592
510,000	5.13%, 06/15/2028	509,666
830,000	4.25%, 02/15/2030	783,188
1,370,000	Holly Energy Partners LP / Holly Energy Finance Corp(d) 5.00%, 02/01/2028	1,299,774
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	127,847
2,439,000	Nabors Industries Inc(d) 9.00%, 02/01/2025	2,540,218
1,070,000	Oasis Petroleum Inc(d) 6.38%, 06/01/2026	1,096,750
	Occidental Petroleum Corp
905,000	6.63%, 09/01/2030	1,038,487
1,385,000	6.13%, 01/01/2031	1,558,125
4,360,000	6.45%, 09/15/2036	5,121,627
2,610,000	6.20%, 03/15/2040	2,897,100
	Ovintiv Inc
505,000	8.13%, 09/15/2030	632,308
680,000	7.38%, 11/01/2031	833,632
570,000	6.63%, 08/15/2037	674,347
1,425,000	PBF Holding Co LLC / PBF Finance Corp(d) 9.25%, 05/15/2025	1,468,063
	Precision Drilling Corp(d)
1,225,000	7.13%, 01/15/2026	1,249,500

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 105,000	6.88%, 01/15/2029	$ 106,575
280,000	Rattler Midstream LP(d) 5.63%, 07/15/2025	284,200
575,000	Renewable Energy Group Inc(d) 5.88%, 06/01/2028	617,625
1,185,000	Rockcliff Energy II LLC(d) 5.50%, 10/15/2029	1,186,096
225,000	Seventy Seven Energy Inc(f)(g)(i) 6.63%, 11/15/2025	23
	SM Energy Co
955,000	10.00%, 01/15/2025(d)	1,042,535
1,215,000	6.75%, 09/15/2026(e)	1,249,354
395,000	6.50%, 07/15/2028	407,612
	Southwestern Energy Co
770,000	5.38%, 02/01/2029	779,625
1,690,000	5.38%, 03/15/2030	1,717,395
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(d)
1,503,000	5.50%, 01/15/2028	1,454,152
315,000	6.00%, 12/31/2030	305,660
279,825	Transocean Pontus Ltd(d) 6.13%, 08/01/2025	278,216
468,750	Transocean Poseidon Ltd(d) 6.88%, 02/01/2027	464,063
	USA Compression Partners LP / USA Compression Finance Corp
715,000	6.88%, 04/01/2026	721,435
390,000	6.88%, 09/01/2027	391,498
960,000	Venture Global Calcasieu Pass LLC(d) 3.88%, 11/01/2033	918,000
165,000	Viper Energy Partners LP(d) 5.38%, 11/01/2027	168,071
		66,466,914
Financial — 5.63%
345,000	AG Issuer LLC(d) 6.25%, 03/01/2028	345,000
1,360,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(d) 4.25%, 10/15/2027	1,308,143
	Ally Financial Inc
110,000	5.75%, 11/20/2025	115,676
1,665,000	8.00%, 11/01/2031	2,088,457
655,000	AmWINS Group Inc(d) 4.88%, 06/30/2029	628,813
	Bank of America Corp(h)
605,000	6.10%, Perpetual	631,048
130,000	6.50%, Perpetual(e)	135,850
	CNO Financial Group Inc
370,000	5.25%, 05/30/2025	383,839
740,000	5.25%, 05/30/2029	778,476
1,275,000	Cobra AcquisitionCo LLC(d) 6.38%, 11/01/2029	1,093,312
Principal Amount(a)		Fair Value
Financial — (continued)
	Coinbase Global Inc(d)
$ 300,000	3.38%, 10/01/2028	$ 265,028
620,000	3.63%, 10/01/2031	528,550
200,000	Credit Suisse Group AG(d)(e)(h) 6.38%, Perpetual	197,414
755,000	Deutsche Bank AG 3.73%, 01/14/2032	673,421
230,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	288,650
	Freedom Mortgage Corp(d)
330,000	8.13%, 11/15/2024	328,763
1,149,000	8.25%, 04/15/2025	1,145,530
730,000	6.63%, 01/15/2027	676,871
	goeasy Ltd(d)
130,000	5.38%, 12/01/2024	129,025
1,060,000	4.38%, 05/01/2026	999,050
195,000	Home Point Capital Inc(d) 5.00%, 02/01/2026	159,765
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
745,000	6.25%, 05/15/2026	759,900
1,605,000	5.25%, 05/15/2027	1,575,187
195,000	4.38%, 02/01/2029	178,913
	iStar Inc REIT
505,000	4.75%, 10/01/2024	509,126
395,000	4.25%, 08/01/2025	388,581
2,385,000	5.50%, 02/15/2026	2,414,812
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(d)
110,000	5.25%, 10/01/2025	109,588
775,000	4.25%, 02/01/2027	742,732
1,515,000	4.75%, 06/15/2029	1,428,834
393,000	Lloyds Banking Group PLC(h) 7.50%, Perpetual	412,638
	Nationstar Mortgage Holdings Inc(d)
920,000	5.50%, 08/15/2028	884,396
120,000	5.13%, 12/15/2030	111,000
1,170,000	5.75%, 11/15/2031	1,115,841
	OneMain Finance Corp
100,000	8.88%, 06/01/2025	105,355
240,000	7.13%, 03/15/2026	256,534
1,190,000	6.63%, 01/15/2028	1,246,525
1,250,000	5.38%, 11/15/2029	1,214,462
	PennyMac Financial Services Inc(d)
380,000	5.38%, 10/15/2025	376,200
1,035,000	5.75%, 09/15/2031	919,856
1,515,000	PHH Mortgage Corp(d) 7.88%, 03/15/2026	1,416,525
1,645,000	Provident Funding Associates LP / PFG Finance Corp(d) 6.38%, 06/15/2025	1,617,463
	Realogy Group LLC / Realogy Co-Issuer Corp(d)
1,175,000	5.75%, 01/15/2029	1,107,437
535,000	5.25%, 04/15/2030	492,200

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 140,000	Service Properties Trust REIT 7.50%, 09/15/2025	$ 146,867
	Societe Generale SA(d)(h)
330,000	4.75%, Perpetual	307,313
295,000	5.38%, Perpetual(e)	275,105
		33,014,071
Industrial — 6.61%
	Amsted Industries Inc(d)
320,000	5.63%, 07/01/2027	320,800
845,000	4.63%, 05/15/2030	800,832
	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(d)
275,000	3.25%, 09/01/2028	249,563
1,220,000	4.00%, 09/01/2029	1,099,403
600,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(d) 4.13%, 08/15/2026	578,055
305,000	Berry Global Inc(d) 5.63%, 07/15/2027	308,459
495,000	Boise Cascade Co(d) 4.88%, 07/01/2030	480,670
	Builders FirstSource Inc(d)
856,000	6.75%, 06/01/2027	888,100
670,000	4.25%, 02/01/2032	623,937
840,000	Canpack SA / Canpack US LLC(d) 3.88%, 11/15/2029	735,344
470,000	Cemex SAB de CV(d) 5.45%, 11/19/2029	475,292
870,000	Covanta Holding Corp(d) 4.88%, 12/01/2029	830,589
666,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	751,544
	GFL Environmental Inc(d)
1,015,000	5.13%, 12/15/2026	1,023,627
1,050,000	4.00%, 08/01/2028	966,000
300,000	3.50%, 09/01/2028	281,654
115,000	4.75%, 06/15/2029	109,394
1,175,000	Graphic Packaging International LLC(d) 3.75%, 02/01/2030	1,075,125
1,290,000	Great Lakes Dredge & Dock Corp(d) 5.25%, 06/01/2029	1,231,950
2,305,000	Imola Merger Corp(d) 4.75%, 05/15/2029	2,219,623
1,350,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(d) 6.00%, 09/15/2028	1,329,750
700,000	JELD-WEN Inc(d) 4.88%, 12/15/2027	670,250
935,000	Louisiana-Pacific Corp(d) 3.63%, 03/15/2029	865,090
1,690,000	Madison IAQ LLC(d) 4.13%, 06/30/2028	1,557,572
Principal Amount(a)		Fair Value
Industrial — (continued)
	Masonite International Corp(d)
$ 170,000	5.38%, 02/01/2028	$ 171,275
1,185,000	3.50%, 02/15/2030	1,065,019
	Mauser Packaging Solutions Holding Co(d)
730,000	5.50%, 04/15/2024	727,100
125,000	8.50%, 04/15/2024	127,188
265,000	MIWD Holdco II LLC / MIWD Finance Corp(d) 5.50%, 02/01/2030	247,444
125,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc(d) 4.38%, 10/15/2028	114,851
990,000	Park-Ohio Industries Inc(e) 6.63%, 04/15/2027	829,125
1,745,000	Roller Bearing Co of America Inc(d) 4.38%, 10/15/2029	1,627,212
1,405,000	Sensata Technologies BV(d) 4.00%, 04/15/2029	1,337,883
1,285,000	Sensata Technologies Inc(d) 3.75%, 02/15/2031	1,188,625
	Standard Industries Inc(d)
395,000	5.00%, 02/15/2027	391,556
845,000	4.75%, 01/15/2028	808,031
620,000	4.38%, 07/15/2030	567,892
590,000	3.38%, 01/15/2031	516,250
620,000	Stevens Holding Co Inc(d) 6.13%, 10/01/2026	640,293
905,000	Terex Corp(d) 5.00%, 05/15/2029	867,415
230,000	TK Elevator US Newco Inc(d) 5.25%, 07/15/2027	227,477
	TransDigm Inc
805,000	6.25%, 03/15/2026(d)	826,445
175,000	6.38%, 06/15/2026	176,579
475,000	5.50%, 11/15/2027	471,438
270,000	4.63%, 01/15/2029	252,442
2,775,000	4.88%, 05/01/2029	2,600,924
990,000	TTM Technologies Inc(d) 4.00%, 03/01/2029	915,750
860,000	Vertiv Group Corp(d) 4.13%, 11/15/2028	784,849
1,475,000	Waste Pro USA Inc(d) 5.50%, 02/15/2026	1,393,993
395,000	WESCO Distribution Inc(d) 7.25%, 06/15/2028	419,543
		38,769,222
Technology — 1.69%
1,135,000	Black Knight InfoServ LLC(d) 3.63%, 09/01/2028	1,075,640
1,195,000	Boxer Parent Co Inc(d) 7.13%, 10/02/2025	1,238,665
285,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	261,861

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$1,195,000	Clarivate Science Holdings Corp(d) 3.88%, 07/01/2028	$ 1,139,755
1,080,000	Crowdstrike Holdings Inc 3.00%, 02/15/2029	990,900
185,000	Diebold Nixdorf Inc(d) 9.38%, 07/15/2025	187,936
605,000	Microchip Technology Inc 4.25%, 09/01/2025	612,221
160,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(d) 5.75%, 06/01/2025	161,400
	Twilio Inc(e)
2,005,000	3.63%, 03/15/2029	1,889,713
410,000	3.88%, 03/15/2031	381,102
2,160,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp(d) 3.88%, 02/01/2029	1,974,294
		9,913,487
Utilities — 1.35%
	Calpine Corp(d)
1,890,000	4.50%, 02/15/2028	1,843,657
470,000	4.63%, 02/01/2029	432,400
155,000	5.00%, 02/01/2031	141,050
	NRG Energy Inc
190,000	3.75%, 06/15/2024(d)	189,255
31,000	6.63%, 01/15/2027	31,946
255,000	5.25%, 06/15/2029(d)	249,194
1,365,000	3.88%, 02/15/2032(d)	1,201,200
	Pacific Gas & Electric Co(g)
365,000	2.95%, 03/01/2026	346,835
705,000	3.30%, 03/15/2027	676,596
390,000	Vistra Corp(d)(h) 7.00%, Perpetual	379,763
	Vistra Operations Co LLC(d)
650,000	5.50%, 09/01/2026	653,555
1,595,000	5.00%, 07/31/2027	1,569,177
190,000	4.30%, 07/15/2029	183,395
		7,898,023
TOTAL CORPORATE BONDS AND NOTES — 65.33% (Cost $401,589,164)		$383,158,420
CONVERTIBLE BONDS
Communications — 3.47%
961,000	Airbnb Inc(j) 0.87%, 03/15/2026	928,992
846,000	Booking Holdings Inc(e) 0.75%, 05/01/2025	1,220,778
734,000	Cable One Inc 1.13%, 03/15/2028	656,196
	DISH Network Corp
862,000	0.83%, 12/15/2025(j)	836,226
678,000	3.38%, 08/15/2026	609,861
Principal Amount(a)		Fair Value
Communications — (continued)
$ 979,000	Etsy Inc(d) 0.25%, 06/15/2028	$ 869,841
535,000	Fiverr International Ltd(e)(j) 4.98%, 11/01/2025	453,947
557,000	fuboTV Inc(d) 3.25%, 02/15/2026	375,140
	Liberty Media Corp
370,000	1.38%, 10/15/2023	521,515
657,000	2.75%, 12/01/2049(d)	654,201
611,000	0.50%, 12/01/2050(d)	867,009
323,000	Lyft Inc 1.50%, 05/15/2025	400,036
689,000	Match Group Financeco Inc(d) 0.88%, 06/15/2026	960,466
1,148,000	Okta Inc 0.38%, 06/15/2026	1,119,300
1,613,000	Palo Alto Networks Inc 0.38%, 06/01/2025	3,396,978
568,000	Perficient Inc(d) 0.13%, 11/15/2026	507,508
	Snap Inc
154,000	0.75%, 08/01/2026	268,191
777,000	3.41%, 05/01/2027(d)(j)	662,004
648,000	Spotify USA Inc(j) 4.38%, 03/15/2026	552,181
628,000	TechTarget Inc(d)(j) 2.30%, 12/15/2026	566,770
1,132,000	Twitter Inc(j) 4.83%, 03/15/2026	950,314
482,000	Uber Technologies Inc(e)(j) 3.16%, 12/15/2025	431,390
668,000	Upwork Inc(d) 0.25%, 08/15/2026	545,422
929,000	Wayfair Inc(e) 0.63%, 10/01/2025	762,709
675,000	Zendesk Inc 0.63%, 06/15/2025	850,837
366,000	Zillow Group Inc 2.75%, 05/15/2025	413,031
		20,380,843
Consumer, Cyclical — 2.49%
105,000	American Eagle Outfitters Inc 3.75%, 04/15/2025	219,734
663,000	Burlington Stores Inc 2.25%, 04/15/2025	757,063
938,000	Cheesecake Factory Inc 0.38%, 06/15/2026	839,510
143,000	Dick's Sporting Goods Inc 3.25%, 04/15/2025	444,998
750,000	DraftKings Inc(j) 6.58%, 03/15/2028	538,875
1,387,000	Ford Motor Co(j) (3.89%), 03/15/2026	1,639,434
879,000	IMAX Corp(d) 0.50%, 04/01/2026	835,050
451,000	JetBlue Airways Corp(d) 0.50%, 04/01/2026	419,628

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 904,000	Liberty TripAdvisor Holdings Inc(d) 0.50%, 06/30/2051	$ 740,931
407,000	National Vision Holdings Inc 2.50%, 05/15/2025	624,745
	NCL Corp Ltd
300,000	5.38%, 08/01/2025	433,500
767,000	2.50%, 02/15/2027(d)	732,101
611,000	Patrick Industries Inc(d) 1.75%, 12/01/2028	546,845
240,000	RH(j) (15.66%), 09/15/2024	390,240
1,087,000	Royal Caribbean Cruises Ltd 2.88%, 11/15/2023	1,314,183
1,017,000	Shake Shack Inc(j) 4.16%, 03/01/2028	816,142
1,305,000	Southwest Airlines Co 1.25%, 05/01/2025	1,770,885
980,000	Vail Resorts Inc(j) 0.87%, 01/01/2026	949,118
517,000	Winnebago Industries Inc 1.50%, 04/01/2025	563,788
		14,576,770
Consumer, Non-Cyclical — 2.63%
442,000	Ascendis Pharma A/S(d) 2.25%, 04/01/2028	452,221
561,000	Beauty Health Co(d) 1.25%, 10/01/2026	508,964
	Block Inc
402,000	0.13%, 03/01/2025	526,871
704,000	0.25%, 11/01/2027	637,560
707,000	Brookdale Senior Living Inc(d) 2.00%, 10/15/2026	801,738
961,000	Chegg Inc(j) 5.07%, 09/01/2026	785,137
501,000	CONMED Corp 2.63%, 02/01/2024	860,968
1,151,000	Dexcom Inc(e) 0.25%, 11/15/2025	1,314,298
257,000	Envista Holdings Corp 2.38%, 06/01/2025	608,962
799,000	Exact Sciences Corp(e) 0.38%, 03/01/2028	702,321
675,000	Guardant Health Inc(j) 4.39%, 11/15/2027	541,418
569,000	Halozyme Therapeutics Inc 0.25%, 03/01/2027	495,741
521,000	Innoviva Inc 2.50%, 08/15/2025	676,779
363,000	Insmed Inc 0.75%, 06/01/2028	349,932
497,000	Insulet Corp 0.38%, 09/01/2026	658,774
665,000	Ironwood Pharmaceuticals Inc 1.50%, 06/15/2026	783,702
997,000	NeoGenomics Inc(e) 0.25%, 01/15/2028	648,673
446,000	Omnicell Inc 0.25%, 09/15/2025	628,637
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 585,000	Pacira BioSciences Inc 0.75%, 08/01/2025	$ 724,669
246,000	Repligen Corp 0.38%, 07/15/2024	422,997
871,000	Shift4 Payments Inc(j) (1.21%), 12/15/2025	911,937
545,000	Tandem Diabetes Care Inc(d) 1.50%, 05/01/2025	677,980
828,000	Teladoc Health Inc 1.25%, 06/01/2027	698,418
		15,418,697
Energy — 1.15%
585,000	Enphase Energy Inc(j) (0.63%), 03/01/2028	607,815
730,000	EQT Corp 1.75%, 05/01/2026	1,730,100
642,000	NextEra Energy Partners LP(d)(j) (3.20%), 11/15/2025	726,335
1,045,000	Pioneer Natural Resources Co 0.25%, 05/15/2025	2,481,352
640,000	SolarEdge Technologies Inc(j) (7.68%), 09/15/2025	871,360
418,000	Sunrun Inc(e) 6.70%, 02/01/2026	332,519
		6,749,481
Financial — 0.16%
813,629	SoFi Technologies Inc(d)(e)(j) 5.27%, 10/15/2026	656,517
365,000	Upstart Holdings Inc(d) 0.25%, 08/15/2026	309,557
		966,074
Industrial — 0.28%
904,000	John Bean Technologies Corp(d) 0.25%, 05/15/2026	868,292
568,000	Middleby Corp 1.00%, 09/01/2025	782,065
		1,650,357
Technology — 3.38%
569,000	3D Systems Corp(d)(j) 4.15%, 11/15/2026	477,391
1,112,000	Akamai Technologies Inc 0.38%, 09/01/2027	1,278,244
803,000	Avalara Inc(d) 0.25%, 08/01/2026	684,959
940,000	Bentley Systems Inc(d) 0.38%, 07/01/2027	815,920
772,000	BigCommerce Holdings Inc(d)(e) 0.25%, 10/01/2026	585,794
731,000	Bill.com Holdings Inc(j) (22.07%), 12/01/2025	1,161,924

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 736,000	Box Inc(j) (5.48%), 01/15/2026	$ 928,832
692,000	Ceridian HCM Holding Inc 0.25%, 03/15/2026	603,424
932,000	Cloudflare Inc(d)(j) 0.12%, 08/15/2026	927,340
695,000	Confluent Inc(d)(j) 4.38%, 01/15/2027	574,417
790,000	Coupa Software Inc 0.38%, 06/15/2026	662,810
602,000	CyberArk Software Ltd(j) (7.36%), 11/15/2024	746,119
272,000	Datadog Inc 0.13%, 06/15/2025	481,440
708,000	DigitalOcean Holdings Inc(d)(j) 5.59%, 12/01/2026	561,444
650,000	Envestnet Inc(d)(e) 0.75%, 08/15/2025	631,312
664,000	Everbridge Inc(j) 4.50%, 03/15/2026	563,570
327,000	Five9 Inc 0.50%, 06/01/2025	354,304
302,000	HubSpot Inc 0.38%, 06/01/2025	538,617
678,000	Impinj Inc(d) 1.13%, 05/15/2027	636,049
747,000	Lumentum Holdings Inc 0.50%, 12/15/2026	865,684
481,000	MicroStrategy Inc(j) 8.20%, 02/15/2027	343,616
313,000	MongoDB Inc 0.25%, 01/15/2026	677,801
897,000	ON Semiconductor Corp(d)(j) (5.13%), 05/01/2027	1,213,641
752,000	RingCentral Inc(j) 5.14%, 03/01/2025	653,864
161,000	Sailpoint Technologies Holdings Inc 0.13%, 09/15/2024	297,689
703,000	Splunk Inc 1.13%, 06/15/2027	671,365
942,000	Unity Software Inc(d)(j) 4.73%, 11/15/2026	772,911
494,000	Wolfspeed Inc(d) 0.25%, 02/15/2028	559,764
326,000	Zscaler Inc 0.13%, 07/01/2025	554,689
		19,824,934
Utilities — 0.11%
578,000	NRG Energy Inc 2.75%, 06/01/2048	633,481
TOTAL CONVERTIBLE BONDS — 13.67% (Cost $81,251,819)		$80,200,637
Shares		Fair Value
COMMON STOCK
Communications — 0.19%
10,900	Altice USA Inc Class A(k)	$ 136,032
24,240	Frontier Communications Parent Inc(k)	670,721
11,439	iHeartMedia Inc Class A(k)	216,540
11,065	Sirius XM Holdings Inc(e)	73,250
		1,096,543
Consumer, Cyclical — 0.08%
5,002	General Motors Co(k)	218,788
5,800	Penn National Gaming Inc(k)	246,036
		464,824
Consumer, Non-Cyclical — 0.13%
4,227	Bunge Ltd	468,394
15,720	Ortho Clinical Diagnostics Holdings PLC(k)	293,335
		761,729
Energy — 0.24%
40,600	Antero Resources Corp(k)	1,239,518
1,254	Oasis Petroleum Inc	183,460
		1,422,978
Financial — 0.16%
13,530	OneMain Holdings Inc	641,457
10,264	TPG INC(k)	309,357
		950,814
Technology — 0.22%
7,594	Microchip Technology Inc	570,613
800	ServiceNow Inc(k)	445,512
2,300	Teradyne Inc	271,929
		1,288,054
Utilities — 0.01%
338	Genon Energy Inc(i)(k)	56,481
TOTAL COMMON STOCK — 1.03% (Cost $5,983,050)		$6,041,423
CONVERTIBLE PREFERRED STOCK
Communications — 0.23%
1,223	2020 Cash Mandatory Exchangeable Trust 5.25%(d)	1,363,645
Consumer, Cyclical — 0.09%
4,047	Aptiv PLC 5.50%	552,820

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 0.95%
9,053	Avantor Inc 6.25%	$ 935,990
7,340	Boston Scientific Corp 5.50%	854,082
1,544	Danaher Corp 5.00%(e)	2,424,852
14,275	Elanco Animal Health Inc 5.00%	597,123
5,102	Sabre Corp 6.50%	742,239
		5,554,286
Financial — 0.38%
232	2020 Mandatory Exchangeable Trust 6.50%(d)	226,200
753	Bank of America Corp 7.25%	988,162
13,434	KKR & Co Inc 6.00%(e)	989,011
		2,203,373
Industrial — 0.24%
8,051	RBC Bearings Inc 5.00%	801,316
6,887	Stanley Black & Decker Inc 5.25%	601,235
		1,402,551
Technology — 0.63%
1,602	Broadcom Inc 8.00%	3,144,006
8,484	Clarivate PLC 5.25%	573,688
		3,717,694
Utilities — 0.97%
9,759	AES Corp 6.88%	967,410
13,659	American Electric Power Co Inc 6.13%(e)	767,499
17,596	DTE Energy Co 6.25%	937,835
42,610	NextEra Energy Inc 5.28%	2,230,633
7,045	PG&E Corp 5.50%	792,563
		5,695,940
TOTAL CONVERTIBLE PREFERRED STOCK — 3.49% (Cost $19,947,084)		$20,490,309
RIGHTS
Utilities — 0.00%(l)
18,138	Texas Competitive Electric Holdings(i)	22,673
TOTAL RIGHTS — 0.00%(l) (Cost $20,531)—		$22,673
Shares		Fair Value
WARRANTS
Financial — 0.00%(l)
132	Guaranteed Rate Inc(i)	$ 7
TOTAL WARRANTS — 0.00% (Cost $27,672)		$7
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,470,000	BlackRock FedFund Institutional Class(m), 0.23%(n)	2,470,000
2,720,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(m), 0.30%(n)	2,720,000
2,741,000	Goldman Sachs Financial Square Government Fund Institutional Class(m), 0.25%(n)	2,741,000
2,741,000	Invesco Government & Agency Portfolio Institutional Class(m), 0.25%(n)	2,741,000
2,741,000	JPMorgan U.S. Government Money Market Fund Capital Shares(m), 0.25%(n)	2,741,000
632,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(m), 0.23%(n)	632,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.40% (Cost $14,045,000)		$14,045,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.83%
$2,061,955	Undivided interest of 13.16% in a repurchase agreement (principal amount/value $15,668,589 with a maturity value of $15,668,720) with Citigroup Global Markets Inc, 0.30%, dated 3/31/22 to be repurchased at $2,061,955 on 4/1/22 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 5/3/22 - 8/15/51, with a value of $15,981,961.(m)	2,061,955

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$7,285,721	Undivided interest of 6.75% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $7,285,721 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(m)	$ 7,285,721
7,285,721	Undivided interest of 6.75% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $7,285,721 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(m)	7,285,721
TOTAL SHORT TERM INVESTMENTS — 2.83% (Cost $16,633,397)		$16,633,397
TOTAL INVESTMENTS — 96.30% (Cost $584,341,982)		$564,874,283
OTHER ASSETS & LIABILITIES, NET — 3.70%		$21,677,650
TOTAL NET ASSETS — 100.00%		$586,551,933
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2022.
(c)	All or a portion of this position has not settled as of March 31, 2022. The interest rate shown represents the stated spread over the LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(e)	All or a portion of the security is on loan at March 31, 2022.
(f)	Security in bankruptcy at March 31, 2022.
(g)	Security in default.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Non-income producing security.
(l)	Represents less than 0.005% of net assets.
(m)	Collateral received for securities on loan.
(n)	Rate shown is the 7-day yield as of March 31, 2022.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights, Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$44,282,417	$—	$44,282,417
Corporate Bonds and Notes	—	383,158,397	23	383,158,420
Convertible Bonds	—	80,200,637	—	80,200,637
Common Stock	5,984,942	—	56,481	6,041,423
Convertible Preferred Stock	2,351,807	18,138,502	—	20,490,309
Rights	—	—	22,673	22,673
Warrants	—	—	7	7
Government Money Market Mutual Funds	14,045,000	—	—	14,045,000
Short Term Investments	—	16,633,397	—	16,633,397
Total Assets	$22,381,749	$542,413,350	$79,184	$564,874,283

March 31, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2022